CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 3,316,062	$ 6,679,077
Short-term investments	2,554,319	3,082,990
Accounts receivable, net	26,082,773	32,101,818
Prepayments - third parties	959,135	803,956
Prepayments - a related party	215,689	3,314,744
Media deposits - third parties	713,938	1,281,434
Media deposits - a related party		104,390
Due from related parties	30,075	28,667
Deposit due from a third party	2,816,941
Other current assets	2,831,873	2,742,406
Total Current Assets	39,520,805	50,139,482
Long-term investment	6,848,964	2,261,787
Property and equipment, net	2,056,424	2,351,328
Intangible assets, net	401,549	558,226
Othe non-current assets		2,735,592
Total Assets	48,827,742	58,046,415
Current Liabilities
Short-term bank borrowings	2,253,553	1,449,864
Accounts payable	2,292,871	8,853,669
Advance from advertisers	841,250	748,039
Advertiser deposits	90,065	541,444
Income tax payable	249,917	257,262
Due to related parties	12,176	14,499
Warrant liabilities		832
Accrued expenses and other liabilities	727,799	744,181
Total Current Liabilities	6,467,631	12,609,790
Total Liabilities	6,467,631	12,609,790
Shareholders' Equity
Ordinary Share (par value $0.0096 per share, 100,000,000 shares authorized; 1,534,487 shares issued and outstanding at December 31, 2023 and 2022, respectively)*	14,731	14,731
Additional paid-in capital	41,564,418	41,564,418
Statutory reserve	898,133	898,133
Retained earnings	3,412,457	5,257,627
Accumulated other comprehensive loss	(3,529,628)	(2,298,284)
Total Shareholders' Equity	42,360,111	45,436,625
Total Liabilities and Shareholders' Equity	$ 48,827,742	$ 58,046,415